Note 15 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments (Details textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital additions (excluding non-cash items)	$ 223,887	$ 149,378	$ 109,048
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	106,900	90,800
Finance Lease, Right-of-Use Asset, Accumulated Amortization	86,500	67,700
Lucky Friday [Member]
Capital additions (excluding non-cash items)	65,300
Greens Creek [Member]
Capital additions (excluding non-cash items)	43,500
Mining Assets, Value Beyond Proven and Probable Reserves (VBPP)	86,300	93,800
Casa Berardi [Member]
Capital additions (excluding non-cash items)	70,100
Mining Assets, Value Beyond Proven and Probable Reserves (VBPP)	323,600	323,600
Nevada Operations [Member]
Mining Assets, Value Beyond Proven and Probable Reserves (VBPP)	383,600	383,600
Keno Hill [Member]
Capital additions (excluding non-cash items)	44,700
Mining Assets, Value Beyond Proven and Probable Reserves (VBPP)	$ 102,100	$ 102,100